INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 14,580	$ 14,580
Accumulated amortization	11,647	10,170
Total	$ 2,933	4,410
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (Years)	3 years 9 months 18 days
Cost	$ 9,111	9,111
Accumulated amortization	$ 7,633	6,705
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (Years)	2 years 9 months 18 days
Cost	$ 1,877	1,877
Accumulated amortization	$ 1,877	1,867
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (Years)	4 years 4 months 24 days
Cost	$ 3,592	3,592
Accumulated amortization	$ 2,137	$ 1,598